Held-To-Maturity Investments (Details) - Debt Securities [Member] - USD ($)	Oct. 24, 2025	Oct. 14, 2025	Dec. 31, 2025
Held-to-Maturity Investments [Line Items]
Aggregate principal amount	$ 2,528,278	$ 2,528,278
Security bears interest rate			6.00%